Financial Instruments - Maximum Exposure to Credit Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 32,048,519	₩ 30,691,770
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,053,108	4,775,166
Derivative financial assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	359,995	249,096
Short-term financial instrument [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,006,082	10,514,093
Debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	200,023	161,863
Other securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	632,469	430,998
Other receivables [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,460,227	2,763,566
Trade accounts and notes receivable [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,754,813	9,051,708
Deposit instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 2,581,802	₩ 2,745,280